EQUITY	12 Months Ended
Mar. 31, 2025
Equity [Abstract]
EQUITY
NOTE 13 – EQUITY

Common Shares

The Company was incorporated under the Business Corporation Act of Ontario, Canada on August 20, 2013. The Company is authorized to issue an unlimited number of shares designated as common shares with a par value of $0.75 (C$1.00) each, and unlimited number of special shares designated as preference shares. On August 20, 2013, the Company issued 100 common shares to Ms. Fan Zhou at cost of $75 (C$100), and Ms. Fan Zhou transferred her 100 common shares to 3888 Investment Group Limited at cost on August 21, 2013.

On October 15, 2021, the shareholders of the Company approved: (a) a 10,000 for 1 stock split whereby every authorized, issued and outstanding common share was exchange for 10,000 new common shares; (b) decrease of par value of the common shares from $0.75 (C$1) to $0.000075 (C$0.0001).

On March 18, 2022, the shareholders of the Company further approved i) a decrease of the par value of the common shares from $0.000075 (C$0.0001) to no par value (the “Par Value Change”); and ii) a 35-for-1 stock split whereby every authorized, issued and outstanding common share was exchanged for 35 new common shares (the “Stock Split”). The Stock Split and the Par Value Change are referred as the “Recapitalization”. All share information included in these consolidated financial statements have been retroactively adjusted for the Recapitalization as if such Par Value change, Stock Split and share increase occurred on the first day of the first period presented.

On May 29, 2024, the Company effected effect a share consolidation of its ordinary shares at a ratio of one (1) post-split ordinary share for every fifteen (15) pre-split ordinary shares (the “Share Consolidation”) so that every fifteen (15) shares issued and outstanding will be combined into one (1) share. The Share Consolidation will reduce the issued and outstanding number of ordinary shares of the Company. The impact of share consolidation is retroactively restated.

As of March 31, 2025 and 2024, 5,607,348 and 3,437,926 common shares (51,568,883 shares before the share consolidation) were outstanding, respectively, at no par value.

As of March 31, 2025 and 2024, no options were outstanding respectively. As of March 31, 2024, the Company had Series A Warrant with right to purchase 85,290 common shares (
1,279,357
shares before the share consolidation) outstanding. (See note 12).

Initial Public Offering (“IPO”)

On May 19, 2022, the Company closed its IPO of 283,333 common shares (4,250,000 shares before the share consolidation) at a public offering price of $4.00 per share for gross proceeds of $17.0 million. The total net proceeds to the Company from the IPO, after deducting discounts, expense allowance, and expenses, were approximately $14.3 million. Pursuant to the terms and conditions of the Underwriting Agreement, the Underwriters may exercise an overallotment option to purchase all or any part of an additional 42,500 common shares (637,500 shares before the share consolidation) at $4.00 per Common Share by July 5, 2022. As of the reporting date, no such option has been exercised. At the closing of the Offering, the Company deposited $500,000 from the proceeds of the Offering into an escrow account for the purpose of covering potential claims against the Underwriters, pursuant to the indemnification provisions of the Underwriting Agreement. The escrow account will remain in place for a period of eighteen (18) months after the closing date of the Offering. In connection with the Offering, the Company’s common shares began trading on the NASDAQ under the symbol “GV.”

Shares issued for services

On June 12, 2023, pursuant to the Amended and Restated 2023 Restricted Stock Plan adopted by the Company on May 16, 2023, the Company issued total of 304,616 common shares (4,569,233 shares before the share consolidation) of the Company to certain employees and consultants of the Company as the award for the services.

Shares issued for conversion of convertible note

Pursuant to the Amended and Restated Securities Purchase Agreement in June 2023, the Holders elected to convert the notes with an aggregated principal of $1.5 million, along with the accrued interest of $147,130, into 449,977 common shares (6,749,650 shares before the share consolidation) from June 6, 2024 to August 30, 2024 based on the conversion price defined on Note 12.

Shares issued for warrants series B

On May 15, 2023, the Company entered into an Exchange Agreement (the “Agreement”) with the convertible note holder (the “Holder”) for the Series B Warrants (“Existing Warrant”) that was issued pursuant to the Amended and Restated Securities Purchase Agreement (see Note 12). Pursuant to the Agreement, the Holder assigned the Existing Warrant to the Company in exchange for 66,667 common shares (1,000,000 shares before the share consolidation) of the Company (the “Exchange”) in reliance upon the exemption from registration provided by Section 3(a)(9) of the Securities Act of 1933, as amended. The Exchange closed on May 15, 2023.

Shares issued for warrants series A

On May 15, 2023, the Company entered into an Exchange Agreement (the “Agreement”) with the convertible note holder (the “Holder”) for the Series B Warrants (“Existing Warrant”) that was issued pursuant to the Amended and Restated Securities Purchase Agreement (see Note 12). Pursuant to the Agreement, the Holder assigned the Existing Warrant to the Company in exchange for 933,681 common shares of the Company (the “Exchange”) in reliance upon the exemption from registration provided by Section 3(a)(9) of the Securities Act of 1933, as amended. The Exchange closed on November 15, 2024.

Shares issued for services and investment

On January 17, 2025 and February 17, 2025, pursuant to the Amended and Restated 2023 Restricted Stock Plan adopted by the Company on May 16, 2023, the Company issued total of 321,071 common shares of the Company to certain employees and consultants of the Company as the award for the services.

On December 9, 2024, the Company issued 166,667 common shares as a deposit for long-term investment.
On December 9, 2024, the Company issued 200,000 common shares to a third party as prepaid consulting fees.
On January 17, 2025 and February 17, 2025, the Company closed two private placements to issue 200,000 common shares each at proceeds of $64,463 and $81,264 respectively.